Transactions with associates companies - Accounts receivable, payable fromto associates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	$ 149,394	$ 159,840
Other Receivables	726,870	173,337
Other payables	14	328
Total trade and other payables total	127	469
Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	4,626	6,073
Other Receivables	2,298	2,312
Trade and other receivable total	6,924	8,385
Other
Disclosure Of Transactions with associates companies [Line Items]
Other payables	14	36
Minera Yanacocha S.R.L. [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	4,314	5,604
Compania Minera Coimolache S.A. [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Trade receivables	312	469
Other Receivables	443	277
Trade payables	113	141
Other payables		292
Transportadora Callao SA [Member] | Associates [member]
Disclosure Of Transactions with associates companies [Line Items]
Other Receivables	$ 1,855	$ 2,035